BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 133.9	$ 127.5
Financial liabilities	788.8	671.1
Accrued Liabilities
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Financial liabilities	983.6	747.7
Other tax liabilities
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Financial liabilities	108.6	54.3
Derivative financial instruments
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Financial liabilities	66.2	22.3
Contingent consideration related to acquisitions
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Financial liabilities	20.0	0.0
Prepaid expenses and other receivables
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Financial assets	216.4	213.2
Other tax receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	55.2	34.2
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	23.0	44.5
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4.3	$ 7.0